Supplemental Oil and Gas Reserve Information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Future cash inflows	$ 152,038	$ 17,034	$ 1,146
Future costs:
Production	(31,849)	(4,326)	(466)
Development	(31,885)	(5,761)	(225)
Future net cash inflows	88,304	6,947	455
10% discount factor	(55,512)	(4,239)	(361)
Standardized measure of discounted net cash flows	$ 32,792	$ 2,708	$ 94